UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

1001 W. Madison St., Unit 607

Chicago, IL  60607

(Address of principal executive offices)

(Zip code)

Paul K. Hoffmeister

1001 W. Madison St., Unit 607

Chicago, IL  60607

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

	GEORGETOWNE LONG/SHORT FUND
	Schedule of Investments
	January 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS -94.53%

Computer Communications Equipment - 10.47%
2,200	Lanoptics Ltd.† *	$ 29,018
3,000	Palm, Inc.*	41,490
		70,508
Electromedical & Electrotherapeutical Apparatus - 2.54%
400	St. Jude Medical, Inc.† *	17,104

Electronic Computers - 2.88%
800	Dell Computer Corp.† *	19,376

Farm Machinery & Equipment - 6.33%
900	Agco Corp. † *	30,573
500	Alamo Group, Inc.	12,090
		42,663
Hospital & Medical Service Plans - 1.88%
300	Aetna, Inc.	12,648

Gold & Silver Ores - 2.13%
100	Agnico-Eagle Mines, Ltd.	4,025
200	Meridian Gold, Inc.*	5,844
100	Newmont Mining Corp.	4,510
		14,379
Industrial Inorganic Chemicals - 0.77%
250	Georgia Gulf Corp.	5,203

Metal Mining - 2.56%
300	Freeport McMoran Copper, Inc.	17,253

Operative Builders - 3.21%
1,000	WCI Communities, Inc.*	21,650

Optical Instruments & Lenses - 5.08%
12,400	Meade Instruments Corp.*	34,224

Photographic Equipment & Supplies - 3.07%
800	Eastman Kodak Co.	20,688

Semiconductors Related Devices - 10.09%
1,000	Altera Corp.† *	20,050
1,500	Broadcom Corp. † *	47,880
		67,930
Services - Advertising - 4.56%
2,000	Valassis Communications, Inc.*	30,740

Services - Amusement & Recreation - 7.70%
5,000	Multimedia Games, Inc.*	51,850

Services - Nursing & Personal Care - 10.43%
1,000	Kindred Healthcare, Inc. *	28,700
800	Kindred Healthcare, Inc. † *	22,960
1,500	Odyssey Healthcare, Inc.*	18,615
		70,275
Services - Computer Integrated - 3.58%
1,800	Packeteer, Inc. † *	24,120

Services - Eductional Services - 3.22%
500	Apollo Group, Inc. † *	21,700

Services - Management Consulting - 2.69%
600	Maximus, Inc.	18,090

Services - Video Tape Rental - 2.71%
800	Netflix, Inc.*	18,248

Telephone & Telegraph Apparatus - 6.71%
1,200	Qualcom, Inc.	45,192

Transportation Services - 1.92%
600	Expedia, Inc. † *	12,870

TOTAL FOR COMMON STOCKS (Cost $570,885) - 94.53%		636,711

SHORT TERM INVESTMENTS - 10.94%
73,710	First American Treasury Obligations Fund Class Y 4.84%**	73,710
	(Cost $73,710)

TOTAL INVESTMENTS (Cost $644,595) - 105.47%		710,421

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (5.47)%		(36,898)

NET ASSETS - 100.00%		$ 673,523

† Security is pledged as Collateral for Securities Sold Short.
* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2007.

	GEORGETOWNE LONG/SHORT FUND
	Schedule of Securities Sold Short
	January 31, 2007 (Unaudited)

Shares		Value
Agricultural Services
400	VCA Antech, Inc.	$ 13,448

Cable & Other Pay Television Services
500	Directv, Inc.	12,195

Magnetic & Optical Recording
300	Komag, Inc.	10,236

Motor Vehicle Parts & Accessories
500	American Axle & Manufacturing Holdings, Inc.	10,390

Pharmaceutical Preparations
400	MGI Pharma, Inc.	7,688

Semiconductors & Related Devices
500	Nvidia Corp.	15,325

Retail - Eating Places
200	Panera Bread Co.	11,792

Retail - Catalog & Mail Order Houses
200	Amazon Com, Inc.	7,534

Retail Department Stores
200	Kohl's Corp.	14,182

Services - Business Services
200	Ebay, Inc.	6,478

Sugar & Confectionery Products
500	Hershey Foods Corp.	25,520

Wholesale-Chemicals & Allied Products
100	Acuity Brands, Inc.	5,801

	Total Securities Sold Short (Proceeds - $132,797)	$ 140,589

	GEORGETOWNE LONG/SHORT FUND
	Schedule of Call Options Written
	January 31, 2007 (Unaudited)

Underlying Security		Shares Subject
Expiration Date/Exercise Price		to Call	Value
Kindred Healthcare, Inc.
February 2007 Call @ 25		1,000	$ 3,900

Multimedia Games, Inc.
February 2007 Call @ 10		2,000	1,000

WCI Communities, Inc.
February 2007 Call @ 20		1,000	2,000

	Total Premiums Received ($2,520)		$ 6,900

NOTES TO FINANCIAL STATEMENTS
Georgetowne Long/Short Fund
1. SECURITY TRANSACTIONS
At January 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $644,595 amounted to $53,653 which consisted of aggregate gross unrealized appreciation of $84,333 and aggregate gross unrealized depreciation of $30,680.

Item 2.  Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date March 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date March 23, 2007